Investments - Schedule of investments (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 21,647
Deferral of 49% profit on inventory not yet sold to third party, net			(5,759)	$ (2,715)
Equity in loss of investment in joint venture and associates			(12,557)	(11,059)
Cumulative translation adjustment due to foreign exchange			4,875	(420)
Investments, ending balance			27,566	21,647
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments, beginning balance			21,642	13,989
Capital contribution to JV			22,515	20,944
Incorporation costs			0	4
Equity in loss of investment in joint venture and associates			(12,495)	(10,580)
Cumulative translation adjustment due to foreign exchange			1,658	0
Investments, ending balance			$ 27,561	$ 21,642
Proportion of ownership interest in joint venture	49.00%		49.00%	49.00%
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 0	$ 0
Deferral of 49% profit on inventory not yet sold to third party, net			62	479
Equity in loss of investment in joint venture and associates			(62)	(479)
Investments, ending balance			$ 0	$ 0
Proportion of ownership interest in joint venture		10.00%	10.00%	10.00%
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 5
Investments, ending balance			$ 5	$ 5